INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2015	2014

Operating loss carry forward	$3,580	$181
Reserves and allowances	2,185	1,610

Net deferred tax asset before valuation allowance	5,765	1,791
Valuation allowance	(5,765)	(1,791)

Net deferred tax asset	$-	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Loss before taxes on income is comprised as follows:
	December 31,
	2015	2014	2013

Domestic (Israel)	$13,388	$7,022	$1,145
Foreign (U.S)	1,953	-	-

	$15,341	$7,022	$1,145